Shareholder Report, Line Graph (Details) - USD ($)					9 Months Ended	11 Months Ended	12 Months Ended		14 Months Ended	21 Months Ended	23 Months Ended	24 Months Ended	26 Months Ended	33 Months Ended	35 Months Ended	36 Months Ended	38 Months Ended	45 Months Ended	47 Months Ended	48 Months Ended	50 Months Ended	57 Months Ended	59 Months Ended	60 Months Ended	62 Months Ended	69 Months Ended	71 Months Ended	72 Months Ended	81 Months Ended	83 Months Ended	84 Months Ended	93 Months Ended	95 Months Ended	96 Months Ended	105 Months Ended	107 Months Ended	108 Months Ended	120 Months Ended
	Oct. 30, 2020	Apr. 07, 2017	Jan. 27, 2017	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2025	Dec. 31, 2016	Dec. 31, 2021	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2022	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2023	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2024	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2025	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025
The Bond Fund of America® - Class A
Account Value [Line Items]
Line Graph and Table Measure Name							The Bond Fund of America — Class A (with sales charge)
Accumulated Value				$ 9,625				$ 9,889				$ 10,207				$ 10,194				$ 11,012				$ 12,191				$ 12,076			$ 10,545			$ 11,040			$ 11,166	$ 11,963
The Bond Fund of America® - Class C
Account Value [Line Items]
Line Graph and Table Measure Name							The Bond Fund of America — Class C (with sales charge)
Accumulated Value				10,000				10,193				10,438				10,344				11,089				12,187				11,981			10,384			10,792			10,915	11,694
The Bond Fund of America® - Class T
Account Value [Line Items]
Line Graph and Table Measure Name							The Bond Fund of America — Class T (with sales charge)
Accumulated Value		$ 9,749			$ 9,959					$ 9,968				$ 10,789				$ 11,973				$ 11,885				$ 10,403			$ 10,926			$ 11,080			$ 11,904
The Bond Fund of America® - Class F-1
Account Value [Line Items]
Line Graph and Table Measure Name							The Bond Fund of America — Class F-1
Accumulated Value				10,000				10,271				10,596				10,577				11,421				12,641				12,515			10,925			11,435			11,560	12,380
The Bond Fund of America® - Class F-2
Account Value [Line Items]
Line Graph and Table Measure Name							The Bond Fund of America — Class F-2
Accumulated Value				10,000				10,300				10,658				10,673				11,557				12,827				12,736			11,149			11,704			11,868	12,747
The Bond Fund of America® - Class F-3
Account Value [Line Items]
Line Graph and Table Measure Name							The Bond Fund of America — Class F-3
Accumulated Value			$ 10,000			$ 10,325					$ 10,347				$ 11,215				$ 12,461				$ 12,386				$ 10,855			$ 11,407			$ 11,580			$ 12,451
The Bond Fund of America® - Class 529-A
Account Value [Line Items]
Line Graph and Table Measure Name							The Bond Fund of America — Class 529-A (with sales charge)
Accumulated Value				9,648				9,904				10,215				10,194				11,004				12,177				12,057			10,524			11,014			11,136	11,927
The Bond Fund of America® - Class 529-C
Account Value [Line Items]
Line Graph and Table Measure Name							The Bond Fund of America — Class 529-C (with sales charge)
Accumulated Value				10,000				10,188				10,428				10,329				11,069				12,160				12,039			10,509			10,998			11,120	11,910
The Bond Fund of America® - Class 529-E
Account Value [Line Items]
Line Graph and Table Measure Name							The Bond Fund of America — Class 529-E
Accumulated Value				10,000				10,245				10,545				10,503				11,317				12,501				12,352			10,761			11,241			11,343	12,125
The Bond Fund of America® - Class 529-T
Account Value [Line Items]
Line Graph and Table Measure Name							The Bond Fund of America — Class 529-T (with sales charge)
Accumulated Value		9,749			9,954					9,958				10,774				11,950				11,856				10,373			10,887			11,031			11,841
The Bond Fund of America® - Class 529-F-1
Account Value [Line Items]
Line Graph and Table Measure Name							The Bond Fund of America — Class 529-F-1
Accumulated Value				10,000				10,289				10,637				10,640				11,513				12,771				12,666			11,079			11,618			11,768	12,627
The Bond Fund of America® - Class 529 - F-2
Account Value [Line Items]
Line Graph and Table Measure Name							The Bond Fund of America — Class 529-F-2
Accumulated Value	$ 10,000								$ 10,114				$ 8,854				$ 9,297				$ 9,428				$ 10,127
The Bond Fund of America® - Class 529-F-3
Account Value [Line Items]
Line Graph and Table Measure Name							The Bond Fund of America — Class 529-F-3
Accumulated Value	10,000								10,120				8,863				9,310				9,445				10,149
The Bond Fund of America® - Class R-1
Account Value [Line Items]
Line Graph and Table Measure Name							The Bond Fund of America — Class R-1
Accumulated Value				10,000				10,197				10,444				10,351				11,098				12,194				11,989			10,393			10,804			10,849	11,539
The Bond Fund of America® - Class R-2
Account Value [Line Items]
Line Graph and Table Measure Name							The Bond Fund of America — Class R-2
Accumulated Value				10,000				10,198				10,447				10,355				11,103				12,203				11,997			10,398			10,809			10,855	11,545
The Bond Fund of America® - Class R-2E
Account Value [Line Items]
Line Graph and Table Measure Name							The Bond Fund of America — Class R-2E
Accumulated Value				10,000				10,231				10,513				10,451				11,238				12,387				12,214			10,618			11,070			11,148	11,892
The Bond Fund of America® - Class R-3
Account Value [Line Items]
Line Graph and Table Measure Name							The Bond Fund of America — Class R-3
Accumulated Value				10,000				10,243				10,541				10,495				11,303				12,478				12,323			10,729			11,203			11,299	12,071
The Bond Fund of America® - Class R-4
Account Value [Line Items]
Line Graph and Table Measure Name							The Bond Fund of America — Class R-4
Accumulated Value				10,000				10,275				10,606				10,592				11,442				12,670				12,550			10,960			11,479			11,612	12,443
The Bond Fund of America® - Class R-5E
Account Value [Line Items]
Line Graph and Table Measure Name							The Bond Fund of America — Class R-5E
Accumulated Value				10,000				10,289				10,638				10,648				11,526				12,789				12,693			11,107			11,655			11,814	12,684
The Bond Fund of America® - Class R-5
Account Value [Line Items]
Line Graph and Table Measure Name							The Bond Fund of America — Class R-5
Accumulated Value				10,000				10,305				10,668				10,686				11,579				12,859				12,775			11,190			11,754			11,926	12,817
The Bond Fund of America® - Class R-6
Account Value [Line Items]
Line Graph and Table Measure Name							The Bond Fund of America — Class R-6
Accumulated Value				10,000				10,311				10,680				10,704				11,603				12,893				12,815			11,231			11,803			11,982	12,883
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Index
Accumulated Value	$ 10,000	$ 10,000	$ 10,000	$ 10,000	$ 10,254	$ 10,348		$ 10,265	$ 9,956	$ 10,255	$ 10,349	$ 10,628	$ 8,661	$ 11,149	$ 11,251	$ 10,630	$ 9,140	$ 11,986	$ 12,096	$ 11,556	$ 9,254	$ 11,801	$ 11,909	$ 12,424	$ 9,930	$ 10,266	$ 10,360	$ 12,232	$ 10,833	$ 10,932	$ 10,641	$ 10,969	$ 11,069	$ 11,229	$ 11,769	$ 11,877	$ 11,369	$ 12,199